Annual Total Returns (Vanguard Target Retirement 2030 Fund - Investor Shares Participant) (Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2030 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Annual Total Return
2013	20.49%
2012	14.24%
2011	(1.27%)
2010	14.43%
2009	26.72%
2008	(32.91%)
2007	7.49%